Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents. [Abstract]
Cash at bank and on hand	€ 151,679	€ 51,253	€ 96,608	€ 19,012